Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings Per Share (EPS)

23. Earnings per share (EPS)

Earnings per share are calculated on the basis of the net loss for the year of the Biofrontera Group and the average ordinary shares in circulation in the financial year, in accordance with IAS 33.

	31.12.2017	31.12.2016	31.12.2015
Number of weighted ordinary shares in circulation (on average)	38,076,088	29,742,634	23,213,444
Net loss for the year in EUR (in thousands)	(16,102)	(10,579)	(11,203)
Basic/diluted earnings per share in EUR	(0.42)	(0.36)	(0.48)